CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Deposits	$ 630,285		$ 630,285		$ 1,427,963
Time deposit uninsured	$ 397,809		$ 397,809		231,187	$ 295,761
Deposits with financial institutions					513,152	554,864
Deposit for insurance					$ 231,187	$ 295,761
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Proportional of ownership interest and voting power held						0.01%
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Dividend share for common stock						23,330
No Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	10.00%	10.00%		10.00%	10.00%	10.00%
Two Individual Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			19.90%
Five Individual Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			18.70%		72.00%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	43.10%	70.00%			53.30%	47.30%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | DSwiss Inc. [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage					22.10%	47.30%
Vendor One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			47.20%	46.00%	46.60%
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	27.50%	17.00%			22.10%	45.20%
Vendor Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			26.50%	43.00%	25.80%
Vendor Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	26.00%	11.00%			21.30%
Vendor Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			13.60%		23.90%
Vendor Accounted Approximately One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			62.30%
Vendor Accounted Approximately Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			27.80%
Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			27.80%		46.60%
One Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	10.00%		10.00%	10.00%	10.30%	17.90%
Vendors [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage					47.00%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage					100.00%